Selected Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2012
Selected Quarterly Financial Information (Unaudited)
Selected Quarterly Financial Information (Unaudited)

17.       Selected Quarterly Financial Information (Unaudited)

Quarterly financial data was as follows for the periods indicated (in thousands):

	Partnership
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2012
Revenues	$32,356	$46,264	$11,894	$30,324
Operating income (loss)	6,127	20,491	(10,900)	2,487
Net income (loss)	5,645	16,175	(15,279)	246
Net income (loss) available to common unitholders	3,849	12,205	(15,558)	(499)
Net income (loss) per limited partner unit	$0.17	$0.54	$(0.69)	$(0.02)

	Predecessor				Partnership
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter (1)	Fourth Quarter (1)
2011
Revenues	$18,650	$42,535	$66,208	$4,781	$28,005
Operating income (loss)	(5,856)	24,298	25,578	(7,341)	15,777
Net income (loss)	(6,210)	23,813	25,582	(7,481)	15,125
Net income (loss) available to common unitholders	—	—	—	—	12,150
Net income per limited partner unit	n/a	n/a	n/a	n/a	$0.54

(1)         Fourth quarter 2011 results are split 46 days each under predecessor and partnership to reflect the closing of the IPO.